Payments, by Project - 12 months ended Dec. 31, 2023 - CAD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 40,680,000	$ 7,370,000	$ 12,170,000	$ 60,220,000
Corporate Mexico
Total	7,540,000		100,000	7,640,000
Corporate Switzerland
Total	690,000			690,000
Del Toro Silver Mine
Total			870,000	870,000
Jerritt Canyon Gold Mine
Total	1,580,000		1,120,000	2,700,000
La Encantada Silver Mine
Total	1,910,000	530,000	420,000	2,860,000
La Guitarra Silver Mine
Total			680,000	680,000
La Joya Project
Total			70,000	70,000
La Luz Silver Project
Total			150,000	150,000
La Parrilla Silver Mine
Total			1,940,000	1,940,000
San Dimas Silver and Gold Mine
Total	23,610,000	2,100,000	2,530,000	28,240,000
San Martin Silver Mine
Total	20,000		430,000	450,000
Santa Elena Silver and Gold Mine
Total	$ 5,330,000	$ 4,740,000	$ 3,860,000	$ 13,930,000